Commitments and contingencies - Operating lease payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 79,692
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	70,896
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	49,325
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	47,749
2023
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	55,147
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 124,480